Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,392,000
Previously Paid Amount	0.00
Total Fee Amount	3,506.64
Total Offset Amount	0.00
Net Fee	3,506.64
Narrative - Max Aggregate Offering Price	$ 25,392,000
Final Prospectus	true